Income tax incurred and deferred: net Movements of the deferred tax asset and liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax:
Beginning Balances	$ 2,972,522	$ 3,044,632
Conversion revaluation effect	(133,454)	(168,592)
Increase (decrease) in deferred tax liability (asset)	58,790	96,482
Ending Balances	2,897,858	2,972,522
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	13,218	227,402
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	11,131	(169,080)
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	34,441	38,160
Impairment provision of loan portfolio
Income tax:
Beginning Balances	(60,775)	(57,962)
Increase (decrease) in deferred tax liability (asset)	(7,878)	(2,813)
Ending Balances	(68,653)	(60,775)
Impairment provision of loan portfolio | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(282)	(1,123)
Impairment provision of loan portfolio | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(7,596)	(1,690)
Concession Assets
Income tax:
Beginning Balances	2,981,724	3,078,500
Increase (decrease) in deferred tax liability (asset)	(6,193)	(96,776)
Ending Balances	2,975,531	2,981,724
Concession Assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(66,631)	9,298
Concession Assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	24,491	(145,056)
Concession Assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	35,947	38,982
Foreign currency translarion
Income tax:
Beginning Balances	(83,249)	32,903
Conversion revaluation effect	(176,132)	(117,978)
Increase (decrease) in deferred tax liability (asset)	(4,876)	1,826
Ending Balances	(264,257)	(83,249)
Foreign currency translarion | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(3,370)	2,648
Foreign currency translarion | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,506)	(822)
Others
Income tax:
Beginning Balances	134,822	(8,809)
Conversion revaluation effect	42,678	(50,614)
Increase (decrease) in deferred tax liability (asset)	77,737	194,245
Ending Balances	255,237	134,822
Others | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	83,501	216,579
Others | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ (5,764)	$ (22,334)